LOANS AND NOTES PAYABLE - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Interest expense, Short-term Borrowings	$ 11,500,000	$ 2,200,000	$ 6,900,000
Notes interest expense	30,804,000	27,285,000	37,029,000
Senior Notes
Debt Instrument [Line Items]
Promissory note	847,500,000	445,000,000
Debt instrument, unamortized discount	18,500,000	7,500,000
Interest expense, long-term debt	14,300,000	$ 13,400,000	$ 14,900,000
2026 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 500,000,000
Debt instrument, interest rate, stated percentage	3.00%
Common stock, issued (in shares)	7,498.221
Common stock, value, issued	$ 250,000
Debt instrument, unamortized discount	71,000,000
Payments of debt issuance costs	$ 13,400,000
Debt instrument, interest rate, effective percentage	7.00%
2029 Exchangeable Notes | Senior Notes
Debt Instrument [Line Items]
Promissory note	$ 402,500,000
Debt instrument, interest rate, stated percentage	2.50%
Common stock, issued (in shares)	10,497.5856
Common stock, value, issued	$ 250,000
Debt instrument, unamortized discount	94,000,000
Payments of debt issuance costs	$ 13,600,000
Debt instrument, interest rate, effective percentage	9.20%